Private equity business	12 Months Ended
Mar. 31, 2014
Private equity business
Private equity business

4. Private equity business:

Nomura makes private equity investments primarily in Japan and Europe.

Private equity investments made by certain entities which Nomura consolidates under either a voting interest or variable interest model which are investment companies pursuant to the provisions of ASC 946 (“investment company subsidiaries”) are accounted for at fair value, with changes in fair value recognized through the consolidated statements of income. Investment company accounting applied by each of these investment company subsidiaries is retained in these consolidated financial statements within this annual report.

These entities make private equity investments solely for capital appreciation, current income or both rather than to generate strategic operating benefits to Nomura. In accordance with Nomura investment policies, non-investment companies within the group may not make investments in entities engaged in non-core businesses if such investments would result in consolidation or application of the equity method of accounting. Such investments may generally only be made by investment company subsidiaries. Non-core businesses are defined as those engaged in activities other than Nomura’s business segments.

Nomura also has a subsidiary which is not an investment company but which makes investments in entities engaged in Nomura’s core businesses. These investments are made for capital appreciation or current income purposes or both and are also carried at fair value, either because of election of the fair value option or other U.S. GAAP requirements.

Private equity business in Japan

Nomura makes private equity investments through a wholly-owned subsidiary, Nomura Financial Partners Co., Ltd. (“NFP”), NFP is not an investment company subsidiary as it invests in entities engaged in Nomura’s core business. Nomura elected the fair value option to account for its 37.1% investment in the common stock of Ashikaga Holdings.

On December 19, 2013, Ashikaga Holdings was listed on the First Section of the Tokyo Stock Exchange. Nomura’s investment in Ashikaga Holdings has historically been primarily reported within Trading assets and private equity investments—Private equity investments. However, following the listing, the investment is now reported within Other assets—Other in the consolidated balance sheets. Nomura carries this investment at fair value through election of the fair value option. The majority of gains and losses associated with this investment have historically been reported within Revenue—Gain (loss) on private equity investments in the consolidated statements of income. However, following the listing, such amounts are now reported within Revenue—Other in the consolidated statements of income. As a result of Ashikaga Holdings listing in the First Section of the Tokyo Stock Exchange, those changes are attributable to the shift from our Investment Banking business to a corporate-wide perspective in enhancing the corporate value of the share ownership.

Private equity business in Europe

In Europe, Nomura’s private equity investments primarily comprise legacy investments made by its former Principal Finance Group (“PFG”) now managed by Terra Firma (collectively referred to as the “Terra Firma Investments”), investments in other funds managed by Terra Firma (“Other Terra Firma Funds”) and through other investment company subsidiaries (“Other Investments”).

Terra Firma Investments

Nomura contributed its European private equity investments to Terra Firma Capital Partners I (“TFCP I”), a limited partnership which is engaged in the private equity business, in exchange for a limited partnership interest. Terra Firma Investments (GP) Limited, the general partner of TFCP I, which is independent of Nomura, assumed the management and control of these investments.

The Terra Firma Investments are held by entities which are investment company subsidiaries and therefore Nomura had accounted for these investments at fair value, with changes in fair value recognized through the consolidated statements of income.

In December 2012, Nomura completed the sale of Annington Holdings plc, one of PFG investments, to a private equity firm, Terra Firma. As a result, the fair value of the Terra Firma Investments fell from ¥102,649 million as of March 31, 2012 to ¥nil as of March 31, 2013.

Other Terra Firma Funds

In addition to the Terra Firma Investments, Nomura is a 10% investor in a ¥274 billion private equity fund (“TFCP II”) and a 2% investor in a ¥731 billion private equity fund (“TFCP III”), also raised and managed by Terra Firma Capital Partners Limited.

Nomura’s total commitment for TFCP II was originally ¥27,445 million and reduced to ¥51 million as a result of adjustments for recyclable distributions. As of March 31, 2014, no amount had been drawn down for investments.

For TFCP III, Nomura’s total commitment was ¥13,854 million and ¥13,536 million had been drawn down for investments as of March 31, 2014.

The investments in TFCP II and TFCP III are carried at fair value, with changes in fair value recognized through the consolidated statements of income.

Other Investments

Nomura also makes private equity investments through wholly-owned subsidiaries and other consolidated entities which have third party pooling of funds. Certain of these entities are investment company subsidiaries and therefore all of their investments are carried at fair value, with changes in fair value recognized through the consolidated statements of income.